HSBC Holdings' subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2022
Climate Asset Management Limited
Disclosure of joint ventures [line items]
Group interest percent	40.00%
Global Payments Technology Mexico S.A. De C.V
Disclosure of joint ventures [line items]
Group interest percent	50.00%
HCM Holdings Limited (In Liquidation)
Disclosure of joint ventures [line items]
Group interest percent	50.99%
Pentagreen Capital Pte. Ltd
Disclosure of joint ventures [line items]
Group interest percent	50.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%
Vaultex UK Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%